Equity - Accumulated other comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated other comprehensive income [Line Items]
Beginning balance	₩ (984,936)	₩ (404,181)
Change due to fair value	(3,796,972)	(1,172,302)
Reclassification:
Change due to impairment or disposal	(44,475)	(114,399)
Effect of hedge accounting	(190,372)	(209,869)
Hedging	128,015	175,902
Effects from changes in foreign exchange rate	39,856	333,732
Remeasurements of the defined benefit plans	348,248	59,441
Deferred income taxes	917,668	309,706
Transfer to other account	(682)	35,574
Non-controlling interests	930	1,460
Ending balance	(3,582,720)	(984,936)
Gain (loss) on securities at fair value through other comprehensive income
Accumulated other comprehensive income [Line Items]
Beginning balance	(730,295)	146,829
Change due to fair value	(3,340,230)	(1,110,290)
Reclassification:
Change due to impairment or disposal	(37,142)	(114,399)
Effect of hedge accounting	0
Hedging	63,480	10,627
Effects from changes in foreign exchange rate	0
Remeasurements of the defined benefit plans	0
Deferred income taxes	866,180	334,391
Transfer to other account	0
Non-controlling interests	3,586	2,547
Ending balance	(3,174,421)	(730,295)
Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)
Accumulated other comprehensive income [Line Items]
Beginning balance	141,821	161,919
Change due to fair value	(299,934)	(31,924)
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	0
Effects from changes in foreign exchange rate	0
Remeasurements of the defined benefit plans	0
Deferred income taxes	79,837	11,826
Transfer to other account	0
Non-controlling interests	0	0
Ending balance	(78,276)	141,821
Equity in other comprehensive income (loss) of associates
Accumulated other comprehensive income [Line Items]
Beginning balance	7,623	4,875
Change due to fair value	(16,914)	6,517
Reclassification:
Change due to impairment or disposal	(7,333)
Effect of hedge accounting	0
Hedging	0
Effects from changes in foreign exchange rate	0
Remeasurements of the defined benefit plans	0
Deferred income taxes	8,489	(3,769)
Transfer to other account	0
Non-controlling interests	0
Ending balance	(8,135)	7,623
Foreign currency translation adjustments for foreign operations
Accumulated other comprehensive income [Line Items]
Beginning balance	(125,219)	(377,061)
Change due to fair value	0
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	(25,793)	(74,525)
Effects from changes in foreign exchange rate	40,679	333,059
Remeasurements of the defined benefit plans	0
Deferred income taxes	(154)	(6,226)
Transfer to other account	0
Non-controlling interests	(1,796)	(466)
Ending balance	(112,283)	(125,219)
Net gain (loss) from cash flow hedges
Accumulated other comprehensive income [Line Items]
Beginning balance	(26,471)	(48,171)
Change due to fair value	0
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	(190,372)	(209,869)
Hedging	90,328	239,800
Effects from changes in foreign exchange rate	0
Remeasurements of the defined benefit plans	0
Deferred income taxes	29,550	(8,231)
Transfer to other account	0
Non-controlling interests	0
Ending balance	(96,965)	(26,471)
Reserve of separate account [Member]
Accumulated other comprehensive income [Line Items]
Beginning balance	(22,850)	18,423
Change due to fair value	(153,594)	(56,484)
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	0
Effects from changes in foreign exchange rate	0
Remeasurements of the defined benefit plans	0
Deferred income taxes	40,387	15,211
Transfer to other account	0
Non-controlling interests	0
Ending balance	(136,057)	(22,850)
Remeasure-ments of the defined benefit plans
Accumulated other comprehensive income [Line Items]
Beginning balance	(343,124)	(385,780)
Change due to fair value	0
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	0
Effects from changes in foreign exchange rate	0
Remeasurements of the defined benefit plans	348,248	59,441
Deferred income taxes	(96,257)	(16,164)
Transfer to other account	0
Non-controlling interests	(860)	(621)
Ending balance	(91,993)	(343,124)
Equity in other comprehensive income (expense) of associates
Accumulated other comprehensive income [Line Items]
Beginning balance	(28)	(26)
Change due to fair value	9	(3)
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	0
Effects from changes in foreign exchange rate	0
Remeasurements of the defined benefit plans	0
Deferred income taxes	(14)	1
Transfer to other account	42
Non-controlling interests	0
Ending balance	9	(28)
Gain (loss) on securities at fair value through other comprehensive income
Accumulated other comprehensive income [Line Items]
Beginning balance	115,423	79,982
Change due to fair value	19,610	21,408
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	0
Effects from changes in foreign exchange rate	(823)	673
Remeasurements of the defined benefit plans	0
Deferred income taxes	(11,520)	(16,061)
Transfer to other account	(2,134)	29,421
Non-controlling interests	0
Ending balance	120,556	115,423
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk
Accumulated other comprehensive income [Line Items]
Beginning balance	(1,816)	(5,171)
Change due to fair value	(5,919)	(1,526)
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	0
Effects from changes in foreign exchange rate	0
Remeasurements of the defined benefit plans	0
Deferred income taxes	1,170	(1,272)
Transfer to other account	1,410	6,153
Non-controlling interests	0
Ending balance	₩ (5,155)	₩ (1,816)